Non-Interest Income and Non-Interest Expense - Components of Non-Interest Income and Non-Interest Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non-interest income:
Service charges on deposits	$ 5,148	$ 4,374	$ 4,090
Other fees and commissions	9,321	8,519	7,651
BOLI and annuity earnings	877	376	75
Security gains, net	185	545	78
Fees and gains on sales of loans	4,048	2,780	3,298
Gain on sale of other real estate, net	362	77	0
Gain on sale of fixed assets, net	0	7	12
Non-interest income	19,941	16,678	15,204
Non-interest expense:
Employee salaries and benefits	31,556	27,793	25,697
Occupancy expenses	3,444	3,100	2,715
Furniture and equipment expenses	2,063	1,767	1,406
Loss on the sale of fixed assets, net	53	0	0
Loss on sales of other assets, net	2	6	3
Write downs and loss on sales of other real estate, net	0	0	1,642
Data processing expenses	2,476	2,313	1,902
FDIC insurance	953	1,049	1,220
Directors’ fees	735	720	707
Other operating expenses	10,877	10,957	13,495
Non-interest expense	$ 52,159	$ 47,705	$ 48,787